Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Summary of Changes in Options Outstanding
The following options were outstanding as at December 31, 2018:

	OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
YEAR GRANTED	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	EXPIRATION DATE
2009	782,017	3.92	782,017	3.92	2019
2010	438,124	6.43	438,124	6.43	2020
2011	489,997	6.26	489,997	6.26	2020 - 2021
2012	792,125	4.46	792,125	4.46	2020 - 2022
2013	410,282	5.18	410,282	5.18	2020 - 2023
2014	407,599	6.10	407,599	6.10	2020 - 2024
2015	368,421	7.66	271,267	7.66	2020 - 2025
2016	320,102	9.75	159,433	9.75	2020 - 2026
2017	226,720	14.28	56,667	14.28	2027
2018	173,971	12.39	—	—	2028
	4,409,358		3,807,511
Changes in the number of options outstanding as at December 31, 2018 and 2017 are as follows:

	2018		2017
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Beginning of year	4,990,120	6.35	5,216,063	6.16
Granted	175,749	12.39	240,880	14.28
Exercised	(714,937)	7.00	(461,442)	8.28
Forfeited	(41,574)	10.79	(5,381)	9.75
End of year	4,409,358	6.45	4,990,120	6.35
Options vested - end of year	3,807,511	5.66	4,170,259	5.63

Disclosure of Assumptions Used to Estimate Value of Options Granted During Period
The following weighted average assumptions were used to estimate the fair value of $3.91 (2017 - $4.22) as at the date of grant of each option issued to employees:

	2018	2017
Grant date share price	$12.57	$14.26
Exercise price	$12.39	$14.28
Risk-free interest rate	2.3%	1.77%
Expected dividend yield	1.27%	1.12%
Expected life of options	6 years	6 years
Expected volatility	32%	32%